Information about Fund Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	5,178
Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	5,178	[1]
Minimum | Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Frequency (If Currently Eligible)	Monthly	[1]
Redemption Notice Period	5 days	[1]
Maximum | Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption Frequency (If Currently Eligible)	Quarterly	[1]
Redemption Notice Period	60 days	[1]

[1]	This category includes several hedge funds that seek short-term profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.